Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2016
Significant Accounting Policies Tables
Computation of basic and diluted net loss per share

Following is the computation of basic and diluted net loss per share for the three and nine months ended September 30, 2016 and 2015:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(302,636)	$(297,030)	$(1,610,880)	$(778,158)
Denominator:
Weighted average number of common shares outstanding	69,955,847	67,704,921	69,695,772	67,048,351
Basic and diluted EPS	$(0.00)	$(0.00)	$(0.02)	$(0.01)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	445,000	207,500	445,000	207,500
Warrants	7,380,503	8,970,000	7,380,503	8,970,000
Convertible debt	623,067	-	623,067	-
Total shares not included in the computation of diluted losses per share	8,448,570	9,177,500	8,448,570	9,177,500